MERRIMAN
Graphic Omitted   INVESTMENT TRUST

    MERRIMAN                                    MERRIMAN INVESTMENT TRUST
FLEXIBLE BOND FUND                            1200 Westlake Ave N, Suite 700
                                                    Seattle, WA  98109
    MERRIMAN                                          1-800-423-4893
GROWTH & INCOME FUND                                  1-206-285-8877
                                                  www.merrimanfunds.com

    MERRIMAN
CAPITAL APPRECIATION                                INVESTMENT MANAGER
      FUND                                          Merriman Investment
                                                    Management Company
    MERRIMAN                                   1200 Westlake Ave N, Suite 700
ASSET ALLOCATION                                     Seattle, WA  98109
      FUND

                                                      CUSTODIAN AND
    MERRIMAN                                         TRANSFER AGENT
LEVERAGED GROWTH                           Firstar Mutual Fund Services, LLC
      FUND                                             PO Box 701
                                                  Milwaukee, WI  53201
                                                      1-800-224-4743

  ANNUAL REPORT                                        FUND COUNSEL
                                                   Sullivan & Worcester
   YEAR ENDED                                      Boston, Massachusetts
SEPTEMBER 30, 1999

                              OFFICERS & TRUSTEES

                    PAUL A. MERRIMAN, President and Trustee

                  WILLIAM L. NOTARO, Executive Vice President,
                       Secretary, Treasurer, and Trustee

                            DAVID A. EDERER, Trustee

                            BEN W. REPPOND, Trustee

                            DONALD E. WEST, Trustee

Dear Fellow Shareholder:

I'm pleased to report that all five of the Merriman Mutual Funds had positive performance for the first six months of our current fiscal year, which ends September 30, 2000.

The last three months of 1999, the first fiscal quarter for us, were quite productive for most investors, including our funds. However, the first three months of this year were quite challenging and volatile. We were not immune to this volatility, but our market timing, fund timing and fund selection let us take advantage of some good opportunities.

The performance of each fund is discussed in detail later in this letter. Here's the summary of our first-half results:

   -  Merriman Flexible Bond Fund:              + 2.4%
   -  Merriman Growth & Income Fund:            + 14.7%
   -  Merriman Capital Appreciation Fund:       + 24.4%
   -  Merriman Asset Allocation Fund:           + 13.0%
   -  Merriman Leveraged Growth Fund:           + 33.9%

THE STATE OF THE STOCK MARKET

The first three months of 2000 gave many investors their first demonstration of the dramatic differences between the 'old economy' of bricks-and-mortar companies, manufacturers and traditional retailers on the one hand and the 'new economy' of online, Internet and wireless companies on the other hand.

Most observers were surprised in January when Time-Warner and America Online announced a merger in which America Online, a relatively new company, will be the top dog of a publishing and entertainment empire that goes back to the early 1900s.

The new economy is represented in the stock market by the Nasdaq 100 index, which includes the largest over-the-counter stocks with a heavy weighting in technology. This index rose 66.5 percent in the six months ended March 31, while the much broader Standard & Poor's 500 Index rose 16.8 percent.

Until mid-March, the Nasdaq market seemed to be on an upward course without limits. But without suspending the laws of physics, it was hard to see how this could continue. Consider these facts:

- For the Nasdaq index to reach 1,000, it took 1,248 weeks. That's 24 years. - The index added its next 1,000 points in 156 weeks (three years). - The index added its next 1,000 points in 60 weeks (14 months).

- The index added its next 1,000 points in 17 weeks.
- The index added its next 1,000 points in 10 weeks.

At that rate, the index would have been adding 1,000 points a day by June 15.

Late in March and early in April, reality caught up with the Nasdaq, which plunged roughly 30 percent in a few weeks. This stunned many investors, who had begun to think 1999, when dozens of mutual funds had triple-digit returns, was a normal year.

OTHER CONCERNS

The market's rapid rise has prompted a rash of speculative investments, some of them made with money borrowed from credit cards. Studies indicate that margin debt has risen 50 percent in the past six months. This is a cause for concern, for obvious reasons.

As investors saw dramatically this spring, investment gains can vanish as quickly as they can materialize. Margin calls are an automatic way to limit investors' losses. But there's no such built-in discipline with credit card balances, which can be counted on to persist even after the goods (or investments) they have purchased are gone.

WHAT INVESTORS SHOULD DO

We have never wavered in our belief that the way to be a successful investor is to develop a good plan and stick to it. That's what we do in each of the Merriman Mutual Funds, and over the long run our approach has paid off.

Much of the "action" in the stock market the past few years has been in technology stocks. It's true that technology is profoundly changing the world in which we live. And technology companies have provided some spectacular investment opportunities in the past decade. We have no doubt there will be more such opportunities in the future.

But technology has not repealed the basic rules of successful investing. One rule that has not been repealed is the need for diversification. Investors who diversify properly do not have to worry much about short-term changes in any single market sector.

     A second rule that has not been repealed is the need to persevere through difficult periods. We've tried to say this many ways over the years: If you can't get through the turmoil of the short term, you have little chance of being a successful investor in the long term.

I'd like to share with you something I wrote in 1998, when the world's financial markets were in great turmoil.

     In the very good times, it seems as if investing is about accepting wealth. You put down your money, almost like planting it in a garden, and watch it grow. But in fact, in good times and bad, investing is really about managing risk and managing your emotions. If you want to be a successful investor, you have to do at least a decent job at both those tasks.

If I could tape that paragraph onto the front of your refrigerator, I'd do it!

MANAGING EMOTIONS

One excellent place to start managing the emotional side of investing is to be clear about the facts. Roughly once every two years since 1970 the U.S. stock market has declined by 10 percent or more. We have seen five declines of that size in just the past four years. Volatility is a fact of life, and investors who pretend otherwise usually live to regret it.

An excellent way to manage your emotions is to invest for appropriate time periods.

- If you know that you'll need to withdraw money for something like a down payment on a house or a year of college tuition within the next 12 months, you should not leave that money exposed to the stock market. The Merriman Flexible Bond Fund is an excellent place for such money.

- If your goal is achieving results in five years or 10 or 20, you do yourself a disservice if you judge your success every day, every week, every month or even every quarter. If you're a long-term investor, judge your performance over a period longer than a single year.

MANAGING RISK

At the Merriman Mutual Funds, we manage risk with a passion. Every fund has wide diversification. And every asset is independently timed with our mechanical models that are designed to divert investments to cash during times of high probability of losses. The funds themselves differ widely in their asset classes and strategies, providing appropriate options for a wide range of investment needs, from quite conservative to quite aggressive.

As you'll see in our fund-by-fund descriptions, we have achieved respectable risk-adjusted returns.

OUR FUNDS

THE MERRIMAN FLEXIBLE BOND FUND invests in a broad spectrum of fixed-income securities that in our belief offer the best opportunities to achieve attractive returns with below-average volatility. The Fund's present investment policy is to maintain, when we are fully invested, a balance of 35 percent in international bonds, 25 percent in U.S. high-yield bonds and 40 percent in high-grade U.S. government and corporate bonds. When our timing systems indicate declining markets, we shift assets to money-market instruments and other cash equivalents.

In the six months ending March 31, 2000, according to Morningstar, the average of U.S. high-grade corporate bond funds and U.S. high-yield bond funds rose 1.4 percent. The Fund appreciated 2.4 percent, compared with a gain of 2.1 percent for a similar balance of U.S. and international bond funds. According to Morningstar, the Fund's volatility over the past five years was 51 percent less than the volatility of a similar balance of U.S. and international bond funds.

THE MERRIMAN GROWTH AND INCOME FUND invests primarily in growth-and-income funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

In the six months ending March 31, 2000, the fund's total return was 14.7 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) was up 18.7 percent. Morningstar data indicate the Fund's volatility over the past five years was 45 percent less than the volatility of a similar mix of domestic and international funds.

THE MERRIMAN CAPITAL APPRECIATION FUND seeks growth of capital by investing in U.S. and international growth, aggressive growth and small-cap funds. Our present investment policy allocates 65 percent of the portfolio to U.S. equity funds and 35 percent to international equity funds, when we are fully invested. Whenever our timing systems indicate the risk of loss is greater than the potential for gain, we take defensive action and move into money-market instruments or other cash equivalents.

In the six months ending March 31, 2000, the fund's total return was 24.4 percent. A similar mix of domestic and international funds without timing (the Appropriate Benchmark for this fund) was up 37.9 percent. Morningstar data indicate the Fund's volatility over the past five years was 43 percent less than the volatility of a similar mix of domestic and international funds.

THE MERRIMAN ASSET ALLOCATION FUND spreads its investments among five major asset groups, applying market timing to each one. The Fund's present investment policy, when we are fully invested, is to maintain 30 percent of the portfolio in domestic equity funds, 30 percent in international equity funds, 15 percent in U.S. bond funds, 15 percent in international bond funds and 10 percent in gold funds.

In the six months ending March 31, 2000, the Fund rose 13.0 percent. According to Morningstar, an untimed portfolio of the same balance of funds, (the Appropriate Benchmark for this fund) rose 7.7 percent. The Fund's volatility over the past five years was 28 percent less than the volatility of a similar balance of funds, according to Morningstar.

THE MERRIMAN LEVERAGED GROWTH FUND'S defensive strategy uses market timing systems similar to those used in the Capital Appreciation Fund and maintain, when fully invested, a similar balance of U.S. and international equity funds. During rising markets, the Fund takes a more aggressive approach in order to seek above-average returns. The Fund may borrow up to $1 for every $2 of its net assets in order to make additional investments when our timing models indicate a high probability of gains.

In the six months ending March 31, 2000, according to Morningstar, the Fund appreciated 33.9 percent, compared with a gain of 37.9 percent for a similar mix of domestic and international equity funds held without timing or leverage. The Fund's volatility over the past five years was 17 percent less than the volatility of a similar mix of domestic and international funds.

IN SUMMARY

We continue to believe that all of our funds represent excellent strategies for conservative investors, and we continue to invest our own money in them, right along with yours. We think they have a great long-term future.

We can't promise what their future investment returns will be. But we can promise that our funds will continue to employ the best tools available to us to take advantage of investment opportunities while we manage risk every business day.

We appreciate your confidence in the Merriman Mutual Funds and in our defensive approach to investing. We're off to a good start in our first six months, and I hope to have another favorable report for you at the end of our fiscal year.

Sincerely,

Paul A. Merriman
President

                           MERRIMAN FLEXIBLE BOND FUND
                            Portfolio of Investments
                                 March 31, 2000
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                             (NOTE 2A)
    ------                                                             ---------
             INTERNATIONAL BOND FUNDS:  19.94%
             ---------------------------------
    50,125   AIM Emerging Markets Debt Fund Class A...............   $   456,140
    46,838   Fidelity Adv Emerging Mkts Inc Fund..................       485,714
    39,906   Fidelity International Fund..........................       343,991
                                                                         -------
             Total International Bond Funds

             (Cost $1,140,000)....................................     1,285,845
                                                                       ---------

             MONEY MARKET FUNDS:  77.48%
             ---------------------------
    82,202   AIM Money Market Fund................................        82,202
   376,123   Am Cent-Benham Prime Money Mkt Fund..................       376,123
   414,877   Am Cent-Benham Gov't Agency Fund.....................       414,877
   344,354   Columbia Daily Income Fund...........................       344,354
    36,354   Dreyfus Institutional Money Market Fund..............        36,354
   347,834   Dreyfus Liquid Assets, Inc...........................       347,834
   299,140   Federated Investors Treas Obligations Fund...........       299,140
    93,518   Federated Money Market Trust Fund....................        93,518
   342,753   Federated Short Term US Gov't Trust..................       342,753
   345,922   Fidelity Cash Reserves Fund..........................       345,922
     1,976   Fidelity Daily Money Market Portfolio Fund...........         1,976
    86,818   Fidelity US Govt Res Money Mkt Fund..................        86,818
   342,695   Rydex US Govt Money Market Fund......................       342,695
   348,175   Scudder Investment Trust Fund........................       348,175
   347,255   Scudder Prime Reserve Money Mkt Shares...............       347,255
   342,661   Scudder US Treasury Money Fund.......................       342,661
   402,099   Stein Roe Cash Reserves Fund.........................       402,099
   442,046   Strong Money Market Fund.............................       442,046
                                                                         -------

             Total Money Market Funds
             (Cost $4,996,802)....................................     4,996,802
                                                                       ---------


 PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM DEMAND NOTES:  3.56%
             -------------------------------
 $ 229,300   Firstar Bank Milwaukee, NA
             5.8825%, 12/31/2031

             (Cost $229,300)......................................       229,300

             Total Investment in Securities

             (Cost $6,366,102) (a).........................100.98%     6,511,947

             Liabilities in Excess

              of Other Assets...............................(0.98)%     (63,398)
                                                            -----       -------

             NET ASSETS.....................................100.00%   $6,448,549
                                                           =======    ==========



(a)Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

            Gross unrealized appreciation.........................    $  145,845
            Gross unrealized depreciation.........................             -
                                                                      ----------
            Net Unrealized Appreciation...........................    $  145,845
                                                                      ==========

                 See Accompanying Notes to Financial Statements

                          Merriman Growth & Income Fund
                            Portfolio of Investments
                                 March 31, 2000
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                             (NOTE 2A)
    ------                                                             ---------
             DOMESTIC EQUITY FUNDS:  59.40%
             ------------------------------
    12,164   Am Century Income & Growth Fund......................   $   416,000
    14,508   Columbia Common Stock Fund...........................       462,801
    56,640   Dreyfus Founders Growth & Income Fund................       448,588
    21,600   INVESCO Growth & Income Fund.........................       416,225
    12,982   Janus Growth & Income Fund...........................       593,399
    15,966   Lexington Growth & Income Fund.......................       386,056
    11,725   Liberty-Stein Roe Balanced Fund......................       392,195
    23,736   Neuberger & Berman Guardian Fund.....................       456,437
    20,576   SAFECO Equity Fund...................................       488,072
    22,409   Salomon Brothers Investors Value Fund................       484,253
    13,163   Scudder Growth & Income Fund.........................       352,897
    45,455   Value Line Income Fund...............................       478,636
     9,734   WPG Growth and Income Fund...........................       410,663
                                                                         -------
              Total Domestic Equity Funds
             (Cost $5,545,859)....................................     5,786,222
                                                                       ---------

             INTERNATIONAL EQUITY FUNDS:  36.74%
             -----------------------------------
    45,501   AIM Global Growth & Income Fund Class A..............       342,621
    21,249   Fidelity Intl Growth & Income Fund...................       647,895
    23,966   INVESCO European Fund................................       669,858
     4,899   Janus Worldwide Fund.................................       418,673
     8,583   Scudder International Fund...........................       599,251
    45,662   Strong International Stock Fund......................       900,457
                                                                         -------
              Total International Equity Funds
             (Cost $2,456,710)....................................     3,578,755
                                                                       ---------

             MONEY MARKET FUNDS:  0.73%
             --------------------------
       558   Federated MasterTrust Fund...........................           558
    71,230   Value Line Cash Fund.................................        71,230
                                                                          ------
              Total Money Market Funds
             (Cost $71,788).......................................        71,788
                                                                          ------


 PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM DEMAND NOTES:   3.10%
             --------------------------------
$  288,600   Firstar Bank Milwaukee, NA
             5.8825%, 12/31/2031..................................       288,600
    13,000   Wisconsin Electric Power Company
             5.7704%, 12/31/2031..................................        13,000
                                                                          ------
             Total Short-Term Demand Notes
             (Cost $301,600)......................................       301,600
                                                                         -------

             Total Investment in Securities

             (Cost $8,375,957) (a) .........................99.97%     9,738,365

             Other Assets
              Less Liabilities...............................0.03%         2,914
                                                            -----          -----
             NET ASSETS....................................100.00%    $9,741,279
                                                          =======     ==========

(a)Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation........................   $ 1,495,623
             Gross unrealized depreciation........................     (133,215)
                                                                       ---------
             Net Unrealized Appreciation..........................   $ 1,362,408
                                                                     ===========

                 See Accompanying Notes to Financial Statements

                       Merriman Capital Appreciation Fund
                            Portfolio of Investments
                                 March 31, 2000
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                             (NOTE 2A)
    ------                                                             ---------
             DOMESTIC EQUITY FUNDS:  61.45%
             ------------------------------
    28,175   American Century Vista Fund..........................  $    768,608
    20,175   Columbia Special Fund................................       776,546
    60,326   Dreyfus Founders Mid-Cap Growth Fund.................       583,355
    20,172   Federated Stock Trust................................       710,245
    35,613   INVESCO Endeavor Fund................................       963,341
    30,000   INVESCO Small Co Growth Fund.........................       630,605
    14,562   Liberty-Stein Roe Young Investors Fund...............       557,449
    37,911   Neuberger Berman Manhattan Fund......................       790,064
    15,879   Rydex Series Trust-Nova Fund.........................       665,795
    14,225   Scudder Development Fund.............................       714,642
    27,778   USAA Growth Fund.....................................       700,833
    27,683   Value Line Fund......................................       760,728
                                                                         -------
              Total Domestic Equity Funds
             (Cost $7,874,258)....................................     8,622,211
                                                                       ---------

             INTERNATIONAL EQUITY FUNDS:  26.39%
             -----------------------------------
    61,248   Am Cent-Benham Intl Growth Fund......................       956,696
    27,615   Dreyfus Founders Worldwide Growth Fund...............       726,262
    46,924   Fidelity Aggressive Intl Value Fund..................       926,283
    15,842   INVESCO European Fund................................       442,771
    37,651   Lexington Worldwide Emerging Mkts Fund...............       651,740
                                                                         -------
             Total International Equity Funds
             (Cost $2,689,671)....................................     3,703,752
                                                                       ---------

             MONEY MARKET FUNDS:  4.36%
             --------------------------
    29,988   Am Cent-Benham Prime Money Mkt Fund..................        29,988
     7,286   Neuberger Berman Cash Reserves Fund..................         7,286
   354,864   USAA Money Market Fund...............................       354,864
   220,199   Value Line Cash Fund.................................       220,199

             Total Money Market Funds
             (Cost $612,337)......................................       612,337


 PRINCIPAL
    AMOUNT
    ------

             SHORT-TERM DEMAND NOTES:  7.82%
             -------------------------------
$    2,200   General Mills, Inc.
             5.7375%, 12/31/2031..................................         2,200
   485,200   American Family, Inc.
             5.7704%, 12/31/2031..................................       485,200
   610,300   Firstar Bank Milwaukee, NA
             5.8825%, 12/31/2031..................................       610,300
                                                                         -------
             Total Short-Term Demand Notes
             (Cost $1,097,700)....................................     1,097,700
                                                                       ---------
             Total Investment in Securities
             (Cost $12,273,966)........................(a).100.02%    14,036,000

             Liabilities in Excess
              of Other Assets..............................(0.02)%       (3,838)
                                                           -----         ------
             NET ASSETS ...................................100.00%   $14,032,162
                                                          =======    ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation........................    $1,838,156
             Gross unrealized depreciation........................      (76,122)
                                                                        -------
              Net Unrealized Appreciation..........................   $1,762,034
                                                                      ==========

See Accompanying Notes to Financial Statements

                         Merriman Asset Allocation Fund
                            Portfolio of Investments
                                 March 31, 2000
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                             (NOTE 2A)
    ------                                                             ---------
             DOMESTIC EQUITY FUNDS:  29.12%
             ------------------------------
    20,000   American Century Vista Fund..........................  $    545,605
    13,164   Fidelity Stock Selector Fund.........................       437,046
     8,120   Liberty-Stein Roe Growth Stock Fund..................       520,766
    13,792   Rydex Series-Trust Nova Fund.........................       578,309
    11,781   Scudder Development Fund.............................       591,888
    21,081   USAA Growth Fund.....................................       531,870
                                                                         -------
             Total Domestic Equity Funds
             (Cost $3,091,094)....................................     3,205,484
                                                                       ---------

             INTERNATIONAL EQUITY FUNDS:  31.44%
             -----------------------------------
    31,950   Federated Intl Equity Fund...........................     1,060,413
    31,310   Fidelity Advisor Emerging Mkts Inc Fund..............       324,680
    36,991   Fidelity Advisors Overseas Mkts Fund.................       883,335
    11,814   INVESCO European Fund................................       330,209
    12,351   Scudder International Fund...........................       862,337
                                                                         -------
             Total International Equity Funds
             (Cost $2,229,447)....................................     3,460,974
                                                                       ---------

             INTERNATIONAL BOND FUNDS:  11.28%
             ---------------------------------
    33,835   AIM Emerging Mkts Debt Fund .........................       307,895
    37,468   American Cent-Intl Bond Fund.........................       380,675
    64,166   Fidelity International Bond Fund.....................       553,113
                                                                         -------
             Total International Bond Funds
             (Cost $1,207,862)....................................     1,241,683
                                                                       ---------

             MONEY MARKET FUNDS:  24.39%
             ---------------------------
   618,286   Dreyfus Founders Money Market Fund...................       618,286
   353,733   INVESCO Cash Reserves Fund...........................       353,733
   515,823   INVESCO US Govt Money Mkt Fund.......................       515,823
   235,818   Lexington Money Market Trust.........................       235,818
   263,093   Liberty-Stein Roe Cash Reserves Fund.................       263,093
   570,073   Rydex US Govt Money Market Fund......................       570,073
    17,555   USAA Money Market Fund...............................        17,555
   110,000   USAA Treasury Money Market Fund......................       110,000
                                                                         -------
             Total Money Market Funds
             (Cost $2,684,381)....................................     2,684,381
                                                                       ---------

 PRINCIPAL
    AMOUNT
    ------
             SHORT-TERM DEMAND NOTES:  3.80%
             -------------------------------
 $  38,700   General Mills, Inc.
             5.7375%, 12/31/2031..................................        38,700
   146,900   Sara Lee Corporation
             5.7325%, 12/31/2031..................................       146,900
       300   American Family, Inc.
             5.7704%, 12/31/2031..................................           300
   233,100   Firstar Bank Milwaukee, NA,
             5.8825%, 12/31/2031..................................       233,100
                                                                         -------
             Total Short-Term Demand Notes
              (Cost $419,000)......................................      419,000
                                                                         -------
             Total Investment in Securities
             (Cost $9,631,784..........................(a)  100.03%   11,011,522

             Liabilities in Excess
                of Other Assets..............................(0.03%)     (3,501)
                                                             -----       ------
             NET ASSETS.....................................100.00%  $11,008,021

                                                           =======   ===========


(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation........................  $  1,442,892
             Gross unrealized depreciation........................      (63,154)
                                                                        -------
             Net Unrealized Appreciation..........................  $  1,379,738
                                                                    ============

See Accompanying Notes to Financial Statements

                         Merriman Leveraged Growth Fund
                            Portfolio of Investments
                                 March 31, 2000
                                   (Unaudited)

                                                                    MARKET VALUE
    SHARES                                                             (NOTE 2A)
    ------                                                             ---------
             DOMESTIC EQUITY FUNDS:  81.35%
             ------------------------------
    24,495   American Century Ultra Fund.......................... $   1,202,234
    22,195   Columbia Growth Fund.................................     1,225,364
    34,288   Columbia Special Fund................................     1,319,749
    50,231   Dreyfus Founders Growth Fund.........................     1,309,515
    20,966   Federated Growth Strategy Fund.......................     1,044,335
    36,668   Fidelity Stock Selector Fund.........................     1,217,366
    37,641   INVESCO Dynamics Fund................................     1,120,577
    60,672   INVESCO Small Co Growth Fund.........................     1,275,327
    17,746   Liberty-Stein Roe Growth Stock Fund..................     1,138,045
    62,565   Neuberger Berman Manhattan Fund......................     1,303,858
    20,520   RS Emerging Growth Fund..............................     1,486,478
    34,275   Robertson Stephens Value + Growth Fund...............     1,192,076
    17,135   Rydex Series Trust - Nova Fund.......................       718,473
    22,138   Scudder Development Fund.............................     1,112,192
    29,055   Strong Growth Fund...................................     1,232,533
    35,560   Value Line Fund......................................       977,176
    33,586   Value Line Special Situations Fund...................     1,021,337
                                                                       ---------
              Total Domestic Equity Funds
             (Cost $18,039,161)...................................    19,896,635
                                                                      ----------

             INTERNATIONAL EQUITY FUNDS:  34.33%
             -----------------------------------
    40,576   Dreyfus Founders Worldwide Growth Fund...............     1,067,161
    41,992   Federated Intl Equity Fund Class A...................     1,393,723
    48,718   Federated Intl Small Co Fund ........................     1,966,254
    62,831   Fidelity Aggressive Intl Value Fund..................     1,240,277
    53,957   INVESCO European Fund................................     1,508,094
    32,606   Scudder Greater Euro Growth Fund.....................     1,222,074
                                                                       ---------
             Total International Equity Funds
             (Cost $4,873,457)....................................     8,397,583
                                                                       ---------

             MONEY MARKET FUNDS:  4.44%
             --------------------------
   221,630   INVESCO Cash Reserves Fund...........................       221,630
   864,523   USAA Money Market Fund...............................       864,523
                                                                         -------
              Total Money Market Funds
             (Cost $1,086,153)....................................     1,086,153
                                                                       ---------

 PRINCIPAL
   AMOUNT
  -------
             SHORT-TERM DEMAND NOTES:  0.98%
             -------------------------------
$  238,800   Firstar Bank Milwaukee, NA
             5.8825%, 12/31/2031
             (Cost $238,800)......................................       238,800
                                                                         -------
             Total Investment in Securities
             (Cost $24,237,571) (a)........................121.10%    29,619,171

             Liabilities in Excess
              of Other Assets..............................(21.10%)  (5,161,302)

                                                           ------    ----------
             NET ASSETS....................................100.00%  $ 24,457,869
                                                          =======   ============

(a) Cost for federal income tax purposes is the same and net unrealized appreciation consists of:

             Gross unrealized appreciation........................  $  5,623,983
             Gross unrealized depreciation........................     (242,383)
                                                                       --------
             Net Unrealized Appreciation..........................  $  5,381,600
                                                                    ============

See Accompanying Notes to Financial Statements


                                                               STATEMENTS OF ASSETS AND LIABILITIES
                                                                          March 31, 2000
                                                                           (Unaudtied)


                                                                            MERRIMAN      MERRIMAN     MERRIMAN      MERRIMAN
                                                              MERRIMAN      GROWTH &       CAPITAL       ASSET      LEVERAGED
                                                           FLEXIBLE BOND     INCOME     APPRECIATION  ALLOCATION      GROWTH
                                                                FUND          FUND         FUND          FUND          FUND
                                                                ----          ----         ----          ----          ----
Assets

 Investments in securities, at market value
   (identified cost $6,366,102, $8,375,957,
   $12,273,966, $9,631,784 and $24,237,571,

   respectively) (Note 2)                                     $6,511,947   $9,738,365   $14,036,000  $ 11,011,522   $ 29,619,171
 Cash (overdraft)                                                     12           29        1,850            (12)      (132,640)
 Dividends and interest receivable                                24,567       17,953       19,666         24,516          7,484
                                                                  ------       ------       ------         ------          -----
   Total assets                                                6,536,526    9,756,347   14,057,516    11,036,026      29,494,015
                                                               ---------    ---------   ----------    ----------      ----------
Liabilities

 Loan payable to custodian bank                                        -            -            -             -       5,000,000
 Accrued management fees                                           4,723       10,465       15,695        11,968          27,854
 Other accrued expenses                                            5,608        4,603        9,659        16,037           8,292
 Distributions payable                                            77,646            -            -             -               -
                                                                  ------       ------       ------        ------       ---------
   Total liabilities                                              87,977       15,068       25,354        28,005       5,036,146
                                                                  ------       ------       ------        ------       ---------
Net Assets

   (Applicable to 647,047,  881,647, 1,246,621, 1,001,276,
   and 1,616,312 shares of beneficial interest with no

   par value, unlimited number of shares authorized)           $6,448,549  $9,741,279  $14,032,162   $ 11,008,021   $ 24,457,869
                                                               ==========  ==========  ===========   ============   ============
Pricing of Shares

   Net asset value, offering and redemption price per share
   $ 6,448,549 /   647,047 shares                              $     9.97

                                                               ==========
   $ 9,741,279 /   881,647 shares                                          $    11.05
                                                                           ==========
   $14,032,162 / 1,246,621 shares                                                       $    11.26
                                                                                        ==========
   $11,008,021 / 1,001,276 shares                                                                     $     10.99
                                                                                                      ===========
   $24,457,869 / 1,616,312 shares                                                                                   $      15.13
                                                                                                                    ============


Net assets

   At March 31, 2000, net assets consisted of:

     Paid-in capital                                          $6,499,601   $8,215,347  $10,867,967     $9,160,119    $16,987,357
     Undistributed (Accumulated) net investment income (loss)      (490)        9,332        2,008         33,287
   (72,960)

     Accumulated net realized gain (loss)                      (196,407)      154,192    1,400,153        434,877      2,161,872
     Unrealized appreciation on investments                     145,845     1,362,408    1,762,034      1,379,738      5,381,600
                                                                -------     ---------    ---------      ---------      ---------
                                                             $6,448,549    $9,741,279  $14,032,162    $11,008,021    $24,457,869
                                                             ==========    ==========  ===========    ===========    ===========


                 See Accompanying Notes to Financial Statements


                                                       STATEMENTS OF OPERATIONS
                                                    Six Months Ended March 31, 2000
                                                              (Unaudited)


                                                                            MERRIMAN      MERRIMAN     MERRIMAN     MERRIMAN
                                                              MERRIMAN      GROWTH &      CAPITAL       ASSET      LEVERAGED
                                                           FLEXIBLE BOND    INCOME     APPRECIATION  ALLOCATION     GROWTH
                                                                FUND         FUND          FUND         FUND         FUND
                                                                ----         ----          ----         ----         ----
Investment Income

   Interest                                                  $   15,464   $    7,880   $   21,833   $    13,412   $   25,184
   Dividends                                                    195,370      105,276      142,258       167,581      105,285
                                                                -------      -------      -------       -------      -------
     Total investment income                                    210,834      113,156      164,091       180,993      130,469
                                                                -------      -------      -------       -------      -------

Expenses

   Management fees (Note 3)                                      36,766       58,813       85,111        68,669      140,967
   Accounting services                                            9,608       10,156       14,183        11,774       21,705
   Custodian fees                                                 1,885        2,013        2,583         2,725        3,751
   Transfer agent fees                                            5,124        5,124        6,085         5,865        7,228
   Interest expense (Note 4)                                          -            -            -             -       13,100
   Professional services                                          3,303        4,044        5,544         4,996        7,494
   Registration fees                                              2,288        2,411        4,072         4,179        4,026
   Insurance and other                                            1,516        1,376        2,324         2,279        3,275
   Printing                                                         595          604          915           915        1,510
   Trustees fees                                                    100          150          203           229          373
                                                                    ---          ---          ---           ---          ---
   Expenses before reimbursement                                 61,185       84,691      121,020       101,631      203,429
                                                                 ------       ------      -------       -------      -------
   Reimbursement by advisor (Note 3)                              6,003            -            -             -            -
                                                                  -----       ------      -------       -------      -------
   Total expenses                                                55,182       84,691      121,020       101,631      203,429
                                                                 ------       ------      -------       -------      -------
    Net investment income                                       155,652       28,465       43,071        79,362      (72,960)
                                                                -------       ------       ------        ------      -------

Realized and Unrealized Gain (Loss)
   on Investments

   Net realized gain (loss) from security transactions         (112,951)     (64,150)     766,259       151,725      702,411
   Capital  gain distributions from  regulated  investment
     companies                                                        -      218,405      633,967       307,104    1,461,257
   Net increase in unrealized appreciation of investments       128,334    1,093,241    1,495,797       802,613    4,260,613
                                                                -------    ---------    ---------       -------    ---------
   Net realized and unrealized gain on investments               15,383    1,247,496    2,896,023     1,261,442    6,424,281
                                                                 ------    ---------    ---------     ---------    ---------
   Net increase in net assets resulting from  operations       $171,035   $1,275,961  $ 2,939,094  $  1,340,804   $6,351,321
                                                               ========   ==========  ===========  ============   ==========

                 See Accompanying Notes to Financial Statements



                                                                     STATEMENTS OF CHANGES IN NET ASSETS

                                                              MERRIMAN FLEXIBLE                   MERRIMAN GROWTH &
                                                                   BOND FUND                         INCOME FUND
                                                                   ---------                         -----------
                                                         SIX MONTHS ENDED                SIX MONTHS ENDED
                                                             MARCH 31,      YEAR ENDED       MARCH 31,       YEAR ENDED
                                                               2000        SEPTEMBER 30,       2000,        SEPTEMBER 30,
                                                            (UNAUDITED)        1999         (UNAUDITED)         1999
                                                            -----------        ----         -----------         ----
Operations:
   Net investment income                                    $  155,652       $ 365,141     $   28,465        $  60,996
   Net realized gain (loss) on investments                    (112,951)        (84,374)       (64,150)         148,916
   Capital gain distributions from regulated investment
     companies                                                       -          10,554        218,405          514,131
   Net increase (decrease) in unrealized appreciation
     on investments                                            128,334         (87,584)     1,093,241          387,813
                                                               -------         -------      ---------          -------
   Net increase in net assets resulting from operations        171,035         203,737      1,275,961        1,111,856

Distributions to shareholders:

   Distributions from net realized gain on investments               -               -       (646,201)        (585,865)
   Distributions from net investment income                   (156,896)       (364,405)       (19,133)        (118,817)

Capital share transactions:

   Increase (decrease) in net assets resulting from

     capital share transactions (Note 6)                    (1,541,679)        636,822        368,996         (163,743)
                                      -                     ----------         -------        -------         --------
   Total increase (decrease)                                (1,527,540)        476,154        979,623          243,431

Net assets

   Beginning of period                                       7,976,089       7,499,935      8,761,656        8,518,225
                                                             ---------       ---------      ---------        ---------
   End of period*                                           $6,448,549      $7,976,089     $9,741,279       $8,761,656
                                                            ==========      ==========     ==========       ==========

* Including undistributed (accumulated) net investment

  income (loss) of:                                         $     (490)     $      754     $    9,332       $        -
                                                            ==========      ==========     ==========       ==========



                                                                 MERRIMAN CAPITAL           MERRIMAN ASSET
                                                                 APPRECIATION FUND          ALLOCATION FUND
                                                                 -----------------          ---------------
                                                          SIX MONTHS ENDED                SIX MONTHS ENDED
                                                             MARCH 31,      YEAR ENDED       MARCH 31,       YEAR ENDED
                                                               2000        SEPTEMBER 30,       2000         SEPTEMBER 30,
                                                            (UNAUDITED)        1999         (UNAUDITED)         1999
                                                            -----------        ----         -----------         ----
Operations:
   Net investment income                                    $   43,071      $  191,325     $    79,362       $  301,271
   Net realized gain on investments                            766,259         628,899         151,725          110,347
   Capital gain distributions from regulated investment
     companies                                                 633,967         538,537         307,104          354,918
   Net increase in unrealized appreciation on investments    1,495,797         469,582         802,613          530,941
                                                             ---------         -------         -------          -------
   Net increase in net assets resulting from operations      2,939,094       1,828,343       1,340,804        1,297,477

Distributions to shareholders:

   Distributions from net realized gain on investments      (1,168,231)       (469,197)       (488,871)        (381,247)
   Distributions from net investment income                   (150,637)        (81,751)       (254,217)         (93,129)

Capital share transactions:

   Increase (decrease) in net assets resulting from capital

     share transactions (Note 6)                               168,868      (1,678,023)       (230,583)      (2,350,512)
                              -                                -------      ----------        --------       ----------
   Total increase (decrease)                                 1,789,094        (400,628)        367,133       (1,527,411)

Net assets

   Beginning of period                                      12,243,068      12,643,696      10,640,888       12,168,299
   End of period*                                          $14,032,162     $12,243,068     $11,008,021      $10,640,888
                                                           ===========     ===========     ===========      ===========

* Including undistributed net investment income of:        $     2,008     $   109,574     $    33,287      $   208,142
                                                           ===========     ===========     ===========      ===========

                 See Accompanying Notes to Financial Statements


                                            STATEMENTS OF CHANGES IN NET ASSETS (Continued)


                                                                              MERRIMAN LEVERAGED
                                                                                  GROWTH FUND
                                                                                  -----------
                                                                         SIX MONTHS ENDED
                                                                            MARCH 31,            YEAR ENDED
                                                                              2000              SEPTEMBER 30,
                                                                          (UNAUDITED)               1999
                                                                          -----------               ----
OPERATIONS:
   Net investment loss                                                   $  (72,960)            $  (82,463)
   Net realized gain on investments                                         702,411              1,408,667
   Capital gain distributions from regulated investment companies         1,461,257              1,018,656
   Net increase in unrealized appreciation on investments                 4,260,613              1,366,712
                                                                          ---------              ---------
   Net increase in net assets resulting from operations                   6,351,321              3,711,572

DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions from net realized gain on investments                   (2,344,927)              (937,419)

CAPITAL SHARE TRANSACTIONS:
   Increase in net assets resulting from

     capital share transactions (Note 6)                                  1,697,491                492,014
                                      -                                   ---------                -------
   Total increase                                                         5,703,885              3,266,167

NET ASSETS

   Beginning of period                                                   18,753,984             15,487,817
                                                                         ----------             ----------
   End of period*                                                       $24,457,869           $ 18,753,984
                                                                        ===========           ============

* Including undistributed (accumulated) net investment

income (loss) of:                                                         $ (72,960)          $          -
                                                                          =========           ============



                 See Accompanying Notes to Financial Statements
                                       13

                         MERRIMAN LEVERAGED GROWTH FUND
                             STATEMENT OF CASH FLOWS



                                                                                              YEAR ENDED
                                                                                             SEPTEMBER 30,
                                                                                                 1999
                                                                                                 ----

CASH FLOWS FROM OPERATING ACTIVITIES:
   Dividends and interest received                                                            $  405,890
   Operating expenses paid                                                                      (470,786)
   Net purchases of short-term investments                                                    (3,802,246)
   Purchases of portfolio securities                                                         (52,185,135)
   Proceeds from sales of portfolio securities                                                55,488,967
   Long-term capital gain distributions received                                               1,018,656
                                                                                               ---------
      Net cash provided by operating activities                                                  455,346
                                                                                                 -------
CASH FLOWS FROM FINANCING ACTIVITIES:

   Proceeds from capital shares sold                                                           5,015,242
   Payments on capital shares redeemed                                                        (5,420,614)
   Cash dividends paid *                                                                         (50,113)
   Net increase (decrease) in loan payable to custodian bank                                           -
                                                                                               ---------
   Net cash used for financing activities                                                       (455,485)
                                                                                                --------
   Net change in cash                                                                               (139)
   Cash at beginning of period                                                                       (22)

                                                                                                --------
   Cash (overdraft) at end of period                                                          $     (161)
                                                                                              ==========

RECONCILIATION  OF  NET  INCREASE   (DECREASE)  IN  NET  ASSETS  RESULTING  FROM
   OPERATIONS TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:

   Net increase (decrease) in net assets resulting from operations                           $ 3,711,572
                                                                                             -----------

   ADJUSTMENTS TO RECONCILE NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS
     TO NET CASH PROVIDED BY (USED FOR) OPERATING ACTIVITIES:

   (Increase) decrease in investment securities                                               (3,273,793)
   (Increase) decrease in dividends and interest receivable                                       17,940
   Increase (decrease) in accrued management fees                                                  3,238
   Increase (decrease) in other accrued expenses                                                  (3,611)
                                                                                                  ------

   Total Adjustments                                                                          (3,256,226)

                                                                                              ----------

     Net cash provided by operating activities                                                $  455,346
                                                                                              ==========

* Non-cash financing activities included herein consist of reinvestment of distributions to shareholders of $887,306.

                 See Accompanying Notes to Financial Statements

                                                         MERRIMAN MUTUAL FUNDS
                                                         FINANCIAL HIGHLIGHTS


                                                               FLEXIBLE BOND FUND
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,

                                          2000(a)        1999         1998         1997        1996         1995
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $  9.96      $ 10.15      $ 10.74      $ 10.36     $ 10.23      $  9.94
                                         -------      -------      -------      -------     -------      -------
Income from investment operations

   Net investment income                    0.23         0.46         0.63         0.60        0.63         0.55
   Net gains or losses on securities
     (realized and unrealized)              0.01        (0.19)       (0.32)        0.38        0.13         0.29
                                            ----        -----        -----         ----        ----         ----
     Total from investment operations       0.24         0.27         0.31         0.98        0.76         0.84
                                            ----         ----         ----         ----        ----         ----
Less distributions:

   From investment income                  (0.23)       (0.46)       (0.67)       (0.60)      (0.63)       (0.55)
   From realized capital gains                 -            -        (0.23)           -           -            -
                                           -----        -----        -----        -----       -----        -----
     Total distributions                   (0.23)       (0.46)       (0.90)       (0.60)      (0.63)       (0.55)
                                           -----        -----        -----        -----       -----        -----
Net asset value, end of period           $  9.97      $  9.96      $ 10.15      $ 10.74     $ 10.36      $ 10.23
                                         =======      =======      =======      =======     =======      =======

Total return                                2.39%        2.71%        3.03%        9.64%       7.62%        8.63%

Net assets, end of period ($000)         $ 6,449      $ 7,976      $ 7,500      $ 9,220     $ 8,661      $ 8,592
Ratio of expenses to average net assets     1.68%*(b)    1.57%*       1.50%        1.46%       1.49%        1.50%
Ratio of net income to average net assets   4.27%(b)     4.52%        5.93%        5.54%       6.05%        5.17%

Portfolio turnover rate                   400.11%      435.08%      206.12%      172.73%     139.77%      291.46%



                                                              GROWTH & INCOME FUND
                                                 (for a share outstanding throughout the period)
                                                            Year Ended September 30,

                                          2000(a)        1999         1998         1997        1996         1995
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 10.34      $  9.87      $ 12.96      $ 11.65     $ 11.32      $ 10.86
                                         -------      -------      -------      -------     -------      -------
Income from investment operations

   Net investment income                    0.03         0.08         0.32         0.19        0.27         0.24
   Net gains or losses on securities
     (realized and unrealized)              1.48         1.40        (0.17)        2.40        1.02         1.29
                                            ----         ----        -----         ----        ----         ----
     Total from investment operations       1.51         1.48         0.15         2.59        1.29         1.53
                                            ----         ----         ----         ----        ----         ----
Less distributions:

   From investment income                  (0.02)       (0.15)       (0.27)       (0.24)      (0.27)       (0.21)
   From realized capital gains             (0.78)       (0.86)       (2.97)       (1.04)      (0.69)       (0.86)
                                           -----        -----        -----        -----       -----        -----
      Total distributions                  (0.80)       (1.01)       (3.24)       (1.28)      (0.96)       (1.07)
                                           -----        -----        -----        -----       -----        -----
Net asset value, end of period           $ 11.05      $ 10.34      $  9.87      $ 12.96     $ 11.65      $ 11.32
                                         =======      =======      =======      =======     =======      =======

Total return                               14.72%       13.61%        2.99%       24.11%      12.18%       15.41%

Net assets, end of period ($000)         $ 9,741      $ 8,762      $ 8,518      $ 9,514     $ 8,702      $ 9,348
Ratio of expenses to average net assets     1.81%(b)     1.79%        1.75%        1.71%       1.77%        1.76%
Ratio of net income to average net assets   0.61%(b)     0.68%        2.61%        1.42%       2.33%        2.10%

Portfolio turnover rate                   116.05%      276.73%      280.78%      105.11%     133.00%       78.64%

* Prior to reimbursement from advisor

(a)  Six months ended March 31, 2000 (Unaudited)
(b)  Annualized

                              MERRIMAN MUTUAL FUNDS



                                                             CAPITAL APPRECIATION FUND
                                                  (for a share outstanding throughout the period)
                                                             Year Ended September 30,

                                          2000(a)        1999         1998         1997        1996         1995
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $  9.99      $  9.06      $ 12.02      $ 10.93     $ 11.69      $ 10.82
                                         -------      -------      -------      -------     -------      -------
Income from investment operations

   Net investment income                    0.04         0.15         0.19         0.06        0.19         0.09
   Net gains or losses on securities
     (realized and unrealized)              2.35         1.19        (0.74)        2.13        0.37         1.56
                                            ----         ----        -----         ----        ----         ----
     Total from investment operations       2.39         1.34        (0.55)        2.19        0.56         1.65
                                            ----         ----        -----         ----        ----         ----
Less distributions:

   From investment income                  (0.13)       (0.06)       (0.20)       (0.06)      (0.22)       (0.07)
   From realized capital gains             (0.99)       (0.35)       (2.21)       (1.04)      (1.10)       (0.71)
                                           -----        -----        -----        -----       -----        -----
     Total distributions                   (1.12)       (0.41)       (2.41)       (1.10)      (1.32)       (0.78)
                                           -----        -----        -----        -----       -----        -----
Net asset value, end of period           $ 11.26      $  9.99      $  9.06      $ 12.02     $ 10.93      $ 11.69
                                         =======      =======      =======      =======     =======      =======

Total return                               24.43%       14.83%       (3.87)%      21.93%       5.69%       16.43%

Net assets end of period($000)           $14,032      $12,243      $12,644      $15,567     $16,665      $22,205
Ratio of expenses to average net assets     1.79%(b)     1.81%        1.81%        1.79%       1.84%        1.78%
Ratio of net income to average net assets   0.64%(b)     1.47%        1.64%        0.58%       1.74%        0.80%

Portfolio turnover rate                   132.75%      310.65%      446.18%      114.36%     254.77%      146.40%




                                                               ASSET ALLOCATION FUND
                                                  (for a share outstanding throughout the period)
                                                             Year Ended September 30,


                                          2000(a)        1999         1998         1997        1996         1995
                                          -------        ----         ----         ----        ----         ----
Net asset value, beginning of period     $ 10.41      $  9.70      $ 11.88      $ 11.61     $ 11.21      $ 11.22
                                         -------      -------      -------      -------     -------      -------
Income from investment operations

   Net investment income                    0.09         0.28         0.40         0.26        0.30         0.25
   Net gains or losses on securities
     (realized and unrealized)              1.26         0.84        (0.76)        1.27        0.50         0.62
                                            ----         ----        -----         ----        ----         ----
     Total from investment operations       1.35         1.12        (0.36)        1.53        0.80         0.87
                                            ----         ----        -----         ----        ----         ----
Less distributions:

   From investment income                  (0.26)       (0.08)       (0.48)       (0.33)      (0.16)       (0.25)
   From realized capital gains             (0.51)       (0.33)       (1.34)       (0.93)      (0.24)       (0.63)
                                           -----        -----        -----        -----       -----        -----
     Total distributions                   (0.77)       (0.41)       (1.82)       (1.26)      (0.40)       (0.88)
                                           -----        -----        -----        -----       -----        -----
Net asset value, end of period           $ 10.99      $ 10.41      $  9.70      $ 11.88     $ 11.61      $ 11.21
                                         =======      =======      =======      =======     =======      =======

Total return                               13.03%       11.69%       (2.57)%      14.43%       7.41%        8.49%

Net assets end of period ($000)          $11,008      $10,641      $12,168      $16,543     $17,733      $22,632
Ratio of expenses to average net assets     1.86%(b)     1.84%        1.84%        1.78%       1.82%        1.76%
Ratio of net income to average net assets   1.45%(b)     2.63%        3.63%        2.26%       2.53%        2.11%

Portfolio turnover rate                   155.01%      327.72%      351.19%      161.57%     204.55%      288.45%

(a)  Six months ended March 31, 2000 (Unaudited)
(b)  Annualized

                              MERRIMAN MUTUAL FUNDS
                        FINANCIAL HIGHLIGHTS (continued)

                                                                        LEVERAGED GROWTH FUND
                                                            (for a share outstanding throughout the period)
                                                                       Year Ended September 30,

                                           2000(a)       1999         1998         1997        1996         1995
                                           -------       ----         ----         ----        ----         ----
Net asset value, beginning of period      $ 12.57     $ 10.66      $ 14.85      $ 12.30     $ 12.30      $ 10.42
                                          -------     -------      -------      -------     -------      -------
Income from investment operations

   Net investment income (loss)             (0.05)      (0.06)        0.06        (0.20)      (0.08)      (0.04)
   Net gains or losses on securities
     (realized and unrealized)               4.19        2.63        (1.18)        3.33        0.84        2.33
                                             ----        ----        -----         ----        ----        ----
     Total from investment operations        4.14        2.57        (1.12)        3.13        0.76        2.29
                                             ----        ----        -----         ----        ----        ----
Less distributions:

   From investment income                       -           -        (0.06)           -           -       (0.07)
     From realized capital gains            (1.58)      (0.66)       (3.01)       (0.58)      (0.76)      (0.34)
                                            -----       -----        -----        -----       -----       -----
     Total distributions                    (1.58)      (0.66)       (3.07)       (0.58)      (0.76)      (0.41)
                                            -----       -----        -----        -----       -----       -----
Net asset value, end of period            $ 15.13     $ 12.57      $ 10.66      $ 14.85     $ 12.30     $ 12.30
                                          =======     =======      =======      =======     =======     =======

Total return                                33.87%      24.33%       (6.71)%      26.66%       6.85%      22.85%

Net assets end of period ($000)           $24,458     $18,754      $15,488      $17,785     $15,694     $ 9,686
Ratio of expenses to average net
  assets (c)                                 1.81%(b)    2.60%        3.13%        4.13%       3.70%       2.82%
Ratio of net income (loss) to average
  net assets                                (0.65)%(b)  (0.46)%       0.46%       (1.52)%     (0.78)%     (0.68)%

Portfolio turnover rate                    115.45%     307.56%      351.46%      130.36%     247.36%      87.50%


(a)  Six months ended March 31, 2000 (Unaudited)
(b)  Annualized

(c) Expenses include interest expense of 0.12%(b), 0.83%, 1.38%, 2.36%, 1.95% and 1.01% for 2000, 1999, 1998, 1997, 1996 and 1995, respectively.

   Information relating to outstanding debt during the period shown below.



                                                Average              Average Number
                     Amount of Debt         Amount of Debt              of Shares            Average Amount of
                     Outstanding at           Outstanding              Outstanding            Debt per Share
Period ended          End of Period        During the Period        During the Period        During the Period
------------          -------------        -----------------        -----------------        -----------------


March 31, 2000         $5,000,000             $   138,612               1,548,617                  $0.09

September 30, 1999     $        -              $1,708,403               1,475,597                  $1.16

September 30, 1998     $        -              $2,521,205               1,403,276                  $1.80

September 30, 1997     $7,000,000              $4,295,452               1,250,115                  $3.44

September 30, 1996     $5,800,000              $2,981,434               1,156,941                  $2.58

September 30, 1995     $4,000,000               $779,589                 656,687                   $1.19


                            Merriman Investment Trust
                   NOTES TO FINANCIAL STATEMENTS, (UNAUDITED)

NOTE 1 - ORGANIZATION

     Merriman  Flexible  Bond  Fund,  Merriman  Growth & Income  Fund,  Merriman
Capital Appreciation Fund, Merriman Asset Allocation Fund, and Merriman Leveraged Growth Fund (the "Funds") are separate series of Merriman Investment Trust (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management company. The Trust was organized in 1987 as a Massachusetts Business Trust and may issue an unlimited number of shares of beneficial interest without par value in separate classes of "funds."

     Each fund has specific investment objectives: The objectives of the Flexible Bond Fund are income, preservation of capital and, secondarily, growth of capital. The objectives of the Growth & Income Fund are long-term growth of capital, income and, secondarily, preservation of capital. The objective of the Capital Appreciation Fund is capital appreciation. The objectives of the Asset Allocation Fund are high total return consistent with reasonable risk. The objective of the Leveraged Growth Fund is capital appreciation through the use of leverage and other investment practices.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of significant accounting policies consistently followed in the preparation of the Trust's financial statements. The policies are in conformity with generally accepted accounting principles.

A. SECURITY VALUATION. Short-term debt securities are valued at amortized cost, which approximates market value. Investments in regulated investment companies (mutual funds) are valued at the net asset value per share.

B. FEDERAL INCOME TAXES. It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

C. INCOME RECOGNITION. Dividend income and distributions to shareholders are recorded on the "ex-dividend" date. Interest income is accrued daily.

D. SECURITY TRANSACTIONS. Security transactions are recorded on the trade date. Realized gains and losses from security transactions are determined using the identified cost basis.

E. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS. Net income and capital gains distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for post-October losses.

F. USE OF ESTIMATES IN FINANCIAL STATEMENTS. In preparing financial statements in conformity with generally accepted accounting principles, management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the report period. Actual results may differ from these estimates.

NOTE 3 - INVESTMENT MANAGEMENT AGREEMENT

     Merriman Investment Management Company (the "Manager") receives investment advisory fees from the Funds. As compensation for its services, the Manager is paid a fee which is calculated at an annual rate based on the average daily net assets of each Fund as follows:

                                           Flexible Bond       All Other
                                               Fund              Funds

         On the first $250 million            1.000%            1.250%
         On the next $250 million              .875%            1.125%
         On all above $500 million             .750%            1.000%

The Manager has agreed to limit each Fund's expenses. In the event that a Fund's expenses exceed any such limitations, the Manager either waives its fees and/or reimburses such fund to the extent required to conform to such limitations. Currently, the maximum expense which each Fund may incur, expressed as a percentage of average net assets, is 2.5% of the first $30 million, 2% of the next $70 million, and 1.5% of all over $100 million.

The Manager has voluntarily reduced the expense limit to 2% of the first $15 million in net assets, 1.5% on the next $35 million, and 1% of net assets over $50 million for the Merriman Capital Appreciation Fund, the Merriman Asset Allocation Fund, and the Merriman Growth & Income Fund, to 2% of the first $15 million in net assets, 1.5% of the next $15 million in net assets, and 1% of net assets over $30 million for the Merriman Leveraged Growth Fund (exclusive of interest expense), and to 1.5% on the first $30 million in net assets and 1.0% of net assets over $30 million for the Merriman Flexible Bond Fund.

For the six months ended March 31, 2000, the Advisor made expense reimbursements in the amount of $6,003 to the Merriman Flexible Bond Fund.

Certain trustees and officers of the trust are also officers of the Manager.

NOTE 4 - BANK LINE OF CREDIT

     The Merriman Leveraged Growth Fund pays $14,000 per year to maintain an unsecured $7,000,000 bank line of credit; borrowings under this arrangement bear interest at the bank's prime rate. No compensating balances are required.

Balance outstanding at March 31, 2000 was $5,000,000.

NOTE 5 - (SEE FOLLOWING)

NOTE 6 - (SEE FOLLOWING)

                            MERRIMAN INVESTMENT TRUST
                          NOTES TO FINANCIAL STATEMENTS

NOTE 5 - CAPITAL SHARES

     At March 31, 2000, there were an unlimited number of no par value shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                MERRIMAN FLEXIBLE BOND FUND                   MERRIMAN GROWTH & INCOME FUND
                                ---------------------------                   -----------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 2000            SEPTEMBER 30,          MARCH 31, 2000          SEPTEMBER 30,
                           UNAUDITED                  1999                 (UNAUDITED)               1999
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold...........  34,833  $   348,700   211,281    $2,149,600      23,152   $ 252,231    57,835    $605,966
Shares issued in
   reinvestment  of

   distributions......   6,824       68,030    30,471       306,733      59,420     647,080    67,030     684,375
                         -----       ------    ------       -------      ------     -------    ------     -------
                        41,657      416,730   241,752     2,456,333      82,572     899,311   124,865   1,290,341
Shares redeemed.......(195,639)  (1,958,409) (179,288)   (1,819,511)    (48,582)   (530,315) (140,428) (1,454,084)
                      --------   ----------  --------    ----------     -------    --------  --------  ----------
Net increase

  (decrease)..........(153,982) $(1,541,679)   62,464    $  636,822      33,990   $ 368,996  (15,563)  $ (163,743)
                      ========  ===========    ======    ==========      ======   =========  =======   ==========


                            MERRIMAN CAPITAL APPRECIATION FUND               MERRIMAN ASSET ALLOCATION FUND
                            ----------------------------------               ------------------------------
                       SIX MONTHS ENDED            YEAR ENDED           SIX MONTHS ENDED          YEAR ENDED
                        MARCH 31, 2000            SEPTEMBER 30,          MARCH 31, 2000          SEPTEMBER 30,
                          (UNAUDITED)                 1999                 (UNAUDITED)               1999
                        SHARES    VALUE        SHARES      VALUE        SHARES     VALUE       SHARES     VALUE
                        ------    -----        ------      -----        ------     -----       ------     -----
Shares sold .......... 227,931   $2,503,945    93,407     $ 929,648     16,349    $ 178,761    62,981    $ 636,697
Shares issued in
   reinvestment of

   distributions ..... 121,358    1,307,020    55,577       543,541     66,390      720,991    45,752      457,519
                       -------    ---------    ------       -------     ------      -------    ------      -------
                       349,289    3,810,965   148,984     1,473,189     82,739      899,752   108,733    1,094,216
Shares redeemed ..... (327,636)  (3,642,097) (319,717)   (3,151,212)  (103,508)  (1,130,335) (341,204)  (3,444,728)
                      --------   ----------  --------    ----------   --------   ----------  --------   ----------
Net increase
  (decrease).........   21,653    $ 168,868  (170,733)  $(1,678,023)  (20,769)    $(230,583) (232,471) $(2,350,512)
                        ======    =========  ========   ===========   =======     =========  ========  ===========




                              MERRIMAN LEVERAGED GROWTH FUND
                              ------------------------------
                        SIX MONTHS ENDED            YEAR ENDED
                        MARCH 31, 2000            SEPTEMBER 30,
                          (UNAUDITED)                 1999
                         SHARES    VALUE        SHARES      VALUE
                         ------    -----        ------      -----
Shares sold........... 184,837  $2,748,576    414,476    $5,025,322
Shares issued in
   reinvestment of

   distributions...... 161,858   2,287,057     73,400       887,306
                       -------   ---------     ------       -------
                       346,695   5,035,633    487,876     5,912,628
Shares redeemed.......(221,776) (3,338,142)  (449,613)   (5,420,614)
                      --------  ----------   --------    ----------
Net increase.......... 124,919  $1,697,491     38,263     $ 492,014
                       =======  ==========     ======     =========



NOTE 6 - PURCHASES AND SALES OF SECURITIES

     Purchases and sales of securities other than short-term investments and money market funds for the period ended March 31, 2000 were as follows:

                                              Purchases        Sales
                                              ---------        -----
   Merriman Flexible Bond Fund.............$11,674,087     $11,753,641
   Merriman Growth & Income Fund............11,853,720       6,946,746
   Merriman Capital Appreciation Fund.......15,453,863      10,659,303
   Merriman Asset Allocation Fund...........11,550,242      10,091,002
   Merriman Leveraged Growth Fund...........32,314,829      21,043,536

GRAPHIC OMITTED    MERRIMAN
                   INVESTMENT TRUST
                   1200 Westlake Avenue North Suite 700
                   Seattle, Washington  98109
                   1-800-423-4893